SEGMENT INFORMATION - Geographic Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of geographical areas [line items]
Revenues	$ 14,427	$ 11,537	$ 8,885
Partnership's Revenue | Customer Concentration Risk
Disclosure of geographical areas [line items]
Revenues	$ 1,501	1,405	477
Number of customers | customer	1
Canada
Disclosure of geographical areas [line items]
Revenues	$ 4,438	2,423	1,461
United States
Disclosure of geographical areas [line items]
Revenues	2,840	2,644	2,279
India
Disclosure of geographical areas [line items]
Revenues	1,878	1,717	740
United Kingdom
Disclosure of geographical areas [line items]
Revenues	1,604	1,511	1,305
Brazil
Disclosure of geographical areas [line items]
Revenues	1,538	1,164	981
Colombia
Disclosure of geographical areas [line items]
Revenues	900	862	799
Australia
Disclosure of geographical areas [line items]
Revenues	666	617	916
New Zealand
Disclosure of geographical areas [line items]
Revenues	112	121	85
Peru
Disclosure of geographical areas [line items]
Revenues	111	96	81
Chile
Disclosure of geographical areas [line items]
Revenues	0	138	117
Other
Disclosure of geographical areas [line items]
Revenues	$ 340	$ 244	$ 121
Bottom of range | Partnership's Revenue | Customer Concentration Risk
Disclosure of geographical areas [line items]
Percentage of entity's revenue	10.00%